[MHM, March 30, 2007]

[Translation]

SEMI-ANNUAL REPORT
(During The 13th Term)
From: July 1, 2006
To: December 31, 2006

AMENDMENT TO SECURITIES REGISTRATION STATEMENT
(For NAV Sale)

PUTNAM EUROPE EQUITY FUND

SEMI-ANNUAL REPORT
(During The Thirteenth Term)
From: July 1, 2006
To: December 31, 2006

PUTNAM EUROPE EQUITY FUND

i

SEMI-ANNUAL REPORT
(During The Thirteenth Term)
From: July 1, 2006
To: December 31, 2006

To: Director of Kanto Local Finance Bureau

Filing Date: March 30, 2007

Name of the Fund:	PUTNAM EUROPE EQUITY FUND

Name of the Registrant Company:	PUTNAM EUROPE EQUITY FUND

Name and Official Title of Representative	Charles E. Porter
of Trustees:	Executive Vice President, Associate Treasurer,
Principal Executive Officer and Compliance
Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Kitaguchi Building,
6-5, Marunouchi 1-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report is available for Public Inspection

Not applicable.

I. STATUS OF INVESTMENT PORTFOLIO OF THE FUND ("Putnam Europe Equity Fund") (the "Fund")

 (1) Diversification of Investment Portfolio

Diversification of Investment Portfolio by Types of Assets and geographic Regions:

		(As of the end of January 2007)

			Investment
Types of Assets	Country of Issue	Total USD	Ratio (%)

Common Stock	United Kingdom	$ 138,798,697	24.61

	Germany	94,364,433	16.73

	Sw itzerland	83,484,790	14.80

	France	76,927,386	13.64

	Norw ay	29,275,074	5.19

	Sw eden	26,810,662	4.75

	Belgium	22,234,321	3.94

	Spain	21,666,943	3.84

	Greece	17,046,795	3.02

	Netherlands	16,299,438	2.89

	Ireland	11,930,263	2.12

	Finland	10,295,778	1.83

	Austria	5,822,871	1.03

	Portugal	3,371,374	0.60

	Italy	2,922,309	0.52

	Hungary	2,037,665	0.36

Sub-total		$ 563,288,799	99.88

Cash, Deposit and Other
Assets (After deduction of liabilities)		666,530	0.12

Total		$ 563,955,329	100.00
(Net Asset Value)		JPY 68,650,282,199

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund. The same applies hereinafter.

Note 2: The exchange rate of U.S. dollars ("Dollar" or "$") into Japanese Yen is JPY 121.73 for one U.S. Dollar, which is the actual middle point between the selling and buying currency rate by telegraphic transfer on January 31, 2007 quoted by The Bank of Tokyo-Mitsubishi UFJ, Ltd. The same applies hereinafter.

Note 3: In this report, money amounts and percentages have been rounded up to 10 in the case of 5 or more and otherwise rounded down. Therefore, there are cases in which the amount for the "total" column is not equal to the aggregate amount. Also, conversion into other currencies is done simply by multiplying the corresponding amount by the conversion rate specified and rounded up to 10 in the case of 5 or more and otherwise rounded down when necessary. As a result, in this report, there are cases in which figures for the same information differ from each other.

(2)	Results of Past Operations
a.	Record of Changes in Net Assets (Class M Shares)
	Record of changes in net assets during the one-year period up to and including
	the end of January 2007 is as follows:

		Total Net Asset Value		Net Asset Value per Share

		USD	JPY
		(thousands)	(millions)	USD	JPY

2006 End of February		14,884	1,812	24.16	2,941

	March	15,272	1,859	25.09	3,054

	April	16,808	2,046	26.44	3,219

	May	14,239	1,733	25.53	3,108

	June	14,097	1,716	25.38	3,090

	July	14,130	1,720	25.75	3,135

	August	14,451	1,759	26.59	3,237

	September	14,004	1,705	26.97	3,283

	October	13,935	1,696	28.08	3,418

	November	13,564	1,651	29.21	3,556

	December	13,414	1,633	29.66	3,611

2007 End of January		13,653	1,662	30.17	3,673

Note:	Operations of Class M Shares were commenced on December 1, 1994.

b.	Record of Distributions Paid (Class M Shares)

	Fiscal Year	Amount paid per Share		Capital Gains

The Twelfth Fiscal Year		$0.15 (JPY 18.26)		$0 (JPY 0)
(7/1/05-6/30/06)

Note: Record of distribution paid from December 1996 to December 2006 is as follows:

		Dividend	NAV per Share

Ex-dividend Date	USD	Yen	USD

1996 December 20	$1.228	149.48	$16.11
1997 December 19	$1.427	173.71	$18.09
1998 December 18	$1.196	145.59	$20.76
1999 December 17	$0.042	5.11	$25.21
2000 December 20	$2.138	260.26	$21.39
2001 December 20	$0.012	1.46	$16.78
2002 December 20	$0.127	15.46	$13.61
2003 December 18	$0.204	24.83	$17.20
2004 December 21	$0.092	11.20	$20.31
2005 December 20	$0.152	18.50	$22.65
2006 December 20	$0.473	57.58	$29.70

c. Record of Return Rate (Class M Shares)

Period	Return Rate (*)

February 1, 2006 –January 31,	27.66%
2007

(*) Return Rate (%) =[ [ Ending NAV * A] ] / Beginning NAV] – 1

“A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1. Provided that Beginning NAV means net asset value per share on January 31, 2006 and Ending NAV means net asset value per share on January 31, 2007.

II. FINANCIAL CONDITIONS OF THE FUND

Translation of unaudited semi-annual accounts will be attached to the Japanese version of the Semi-annual Report.

III. RECORD OF SALES AND REPURCHASES (Class M Shares)

Record of sales and repurchases during the one year period up to and including the end of January 2007 and number of outstanding shares of the Fund as of the end of January 2007 are as follows:

(2/1/06 – 1/31/07)

Number of Shares	Number of Shares	Number of
Sold	Repurchased	Outstanding Shares

149,012	326,348	452,594
(117,750)	(263,800)	(128,140)

Note: The number of Shares sold, repurchased and outstanding in the parentheses represents those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

(1) Amount of Capital Stock

(1) Fund

Not applicable.

(2)  Putnam Investment Management, LLC ("Investment Management Company")

a. Amount of member’s equity (as of the end of January, 2007)
$71,036,022*

b. Amount of member’s equity for the past five years:

Year	Member’s Equity
End of 2002	$138,739,094
End of 2003	$144,486,036
End of 2004	-$9,155,466+
End of 2005	$73,231,356
End of 2006	$70,594,104*
*Unaudited

+ During 2004, Putnam Investment Management accrued $223,524,388 of regulatory settlements. This, along with net intercompany transactions with the Parent and its affiliates resulted in the decrease. Net income for the year ended December 31, 2004 was $89,819,256. This was offset by $243,460,758 of net intercompany transactions, which are factored as a reduction of Members’ Equity.

(2) Description of Business and Conditions of Operation

(1) Fund

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Fiduciary Trust Company, to act as Investor Servicing Agent.

(Note) Putnam Fiduciary Trust Company is managing the transfer of the Fund's assets to State Street Bank and Trust Company. This transfer is expected to be completed during the first half of 2007. Putnam Fiduciary Trust Company will remain custodian with respect to Fund assets until the assets are transferred.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited (Sub-Investment Management Company), to manage a separate portion of the assets of the Fund subject to its supervision.

(2) Putnam Investment Management, LLC ("Investment Management Company") Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of January 2007, Investment Management Company managed, advised, and/or administered the following 107 funds and fund portfolios (having an aggregate net asset value of over $122.7 billion):

			(As of January 31, 2007)

Country where Funds are	Principal Characteristic	Number of Funds	Net Asset Value
established or managed			(million dollars)

	Closed End Type Bond Fund	11	$4,258.39

	Open End Type Balanced Fund	13	$34,470.76

U.S.A.
	Open End Type Bond Fund	32	$28,144.83

	Open End Type Equity Fund	51	$55,840.50

	Total	107	$122,714.49

(3) Miscellaneous

(1) Fund

Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the fund received $193,848 in proceeds paid by Putnam Management. The fund had accrued a receivable for this amount in the prior fiscal year.

In connection with a settlement between Putnam and the Fund’s Trustees in September 2006, the fund received $114,808 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

(2) Putnam Investment Management, LLC ("Investment Management Company") Putnam Management has entered into agreements with the SEC and the Massachusetts Securities Division settling charges connected with excessive short-term trading by Putnam employees and, in the case of the charges brought by the Massachusetts Securities Division, by participants in some Putnam-administered 401(k) plans. Pursuant to these settlement agreements, Putnam Management will pay a total of $193.5 million in penalties and restitution, with $153.5 million being paid to certain open-end funds and their shareholders. The amount will be allocated to shareholders and funds pursuant to a plan developed by an independent consultant, and will be paid following approval of the plan by the SEC and the Massachusetts Securities Division.

The SEC’s and Massachusetts Securities Division’s allegations and related matters also serve as the general basis for numerous lawsuits, including purported class action lawsuits filed against Putnam Management and certain related parties, including certain Putnam funds. Putnam Management will bear any costs incurred by Putnam funds in connection with these lawsuits. Putnam Management believes that the likelihood that the pending private lawsuits and purported class action lawsuits will have a material adverse financial impact on the Fund is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Putnam funds.

Pursuant to a settlement with the Securities and Exchange Commission relating to Putnam Management’s brokerage allocation practices, on October 13, 2005 the fund received $193,848 in proceeds paid by Putnam Management. The fund had accrued a receivable for this amount in the prior fiscal year.

In connection with a settlement between Putnam and the Fund’s Trustees in September 2006, the fund received $114,808 from Putnam to address issues relating to the calculation of certain amounts paid by the Putnam mutual funds to Putnam for transfer agent services.

Putnam Management and Putnam Retail Management are named as defendants in a civil suit in which the plaintiffs allege that the management and distribution fees paid by certain Putnam funds were excessive and seek recovery under the Investment Company Act of 1940. Putnam Management and Putnam Retail Management have contested the plaintiffs’ claims and the matter is currently pending in the U.S. District Court for the District of Massachusetts. Based on currently available information, Putnam Management believes that this action is without merit and that it is unlikely to have a material effect on Putnam Management’s and Putnam Retail Management’s ability to provide services to their clients, including the fund.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY

[Translation of unaudited semi-annual accounts of the Investment Management Company will be attached to the Japanese version of the Semi-annual Report.]